Jul. 21, 2017

VOYA EQUITY TRUST

Voya Large-Cap Growth Fund

(the "Fund")

Supplement dated July 21, 2017 to the Fund's

Class A, Class C, Class I, Class R, and Class W shares Prospectus and Class R6 shares Prospectus,

each dated September 30, 2016, and to the Fund's Class T shares Prospectus dated May 31, 2017

(each a "Prospectus" and collectively the "Prospectuses")

On July 13, 2017, the Board of Trustees of Voya Equity Trust approved modifications with respect to the Fund's management fee, sub-advisory fee, 12b-1 fee for Class A shares, and expense limits effective August 1, 2017.

Effective August 1, 2017, the Fund's Prospectuses are revised as follows:

Class A, Class C, Class I, Class R, and Class W shares Prospectus

1.	The section entitled "Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[2]

Expenses you pay each year as a % of the value of your investment

Class		A	C	I	R	W
Management Fees	%	0.51	0.51	0.51	0.51	0.51
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.50	None
Other Expenses	%	0.29	0.29	0.25	0.29	0.29
Total Annual Fund Operating Expenses	%	1.05	1.80	0.76	1.30	0.80
Waivers and Reimbursements[3]	%	(0.01)	(0.01)	(0.10)	(0.01)	(0.01)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.04	1.79	0.66	1.29	0.79

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

[2]	Expense information has been restated to reflect current contractual rates.

[3]	The adviser and distributor are contractually obligated to limit expenses to 1.15%, 1.90%, 0.90%, 1.40% and 0.90% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through October 1, 2017. In addition, the adviser is contractually obligated to further limit expenses to 1.04%, 1.79%, 0.66%, 1.29%, and 0.79% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through October 1, 2018. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund's board.

2.	The table in the section entitled "Expense Examples" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$675	889	1,120	1,783
C	Sold	$282	565	974	2,115
	Held	$182	565	974	2,115
I	Sold or Held	$67	233	413	933
R	Sold or Held	$131	411	712	1,567
W	Sold or Held	$81	254	443	989

Class R6 shares Prospectus

5.	The section entitled "Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fees	0.51%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses[2]	0.06%
Total Annual Fund Operating Expenses	0.57%
Waivers and Reimbursements[3]	None
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.57%

[1]	Expense information has been restated to reflect current contractual rates.

[2]	Other expenses are based on estimated amounts for the current fiscal year.

[3]	The adviser and distributor are contractually obligated to limit expenses to 0.80% for Class R6 shares through October 1, 2017. In addition, the adviser is contractually obligated to further limit expenses to 0.58% for Class R6 shares through October 1, 2018. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund's board.

6.	The table in the section entitled "Expense Examples" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$58	183	318	714

Class T shares Prospectus

7.	The section entitled "Annual Fund Operating Expenses" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.51%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	0.29%
Total Annual Fund Operating Expenses	1.05%
Waivers and Reimbursements[3]	(0.01)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	1.04%

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	The adviser and distributor are contractually obligated to limit expenses to 1.15% for Class T shares through October 1, 2018. In addition, the adviser is contractually obligated to further limit expenses to 1.04% for Class T shares through October 1, 2018. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund's board.

8.	The table in the section entitled "Expense Examples" in the summary section of the Fund's Prospectus is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$353	575	814	1,500